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 [LOGO of K&L Gates]             Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                 1601 K Street NW
                                 Washington, DC 20006-1600
                                 T 202.778.9000       www.klgates.com

                                                   Diane E. Ambler
                                                   202.778.9886
                                                   Fax: 202.778.9100
                                                   diane.ambler@klgates.com

August 1, 2013

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:Metropolitan Life Separate Account E
   Metropolitan Life Insurance Company
   Form N-4 Registration Statement
   File No. 333-______ and 811-04001

Dear Sir or Madam:

   On behalf of Metropolitan Life Insurance Company ("MetLife") and Metropolitan Life Separate Account E (the "Account"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") pursuant to the Securities Act of 1933, as amended ("1933 Act"), the Investment Company Act of 1940, as amended ("1940 Act"), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement (the "Registration Statement") for the Account on Form N-4 with respect to Gold Track Select.

   Gold Track Select is a flexible premium variable annuity contract. The Registration Statement will only be available in New York State and is very similar to the Gold Track Select variable annuity issued by MetLife Insurance Company of Connecticut ("MICC"), an affiliate of MetLife (see SEC File
No. 333-152194). The Registration Statement is being filed as part of a corporate reorganization pursuant to which certain products offered by MICC will be replatformed to MetLife.

   The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MetLife intends to file a pre-effective amendment this fall to (i) address open items in the Registration Statement, including Items 26 and 27, (ii) provide the requisite financial statements and consents and (iii) address any comments raised by the Commission staff.

   This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices. Please contact Andras
P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

                                                   Sincerely,

                                                   /s/ Diane E. Ambler

                                                   Diane E. Ambler

Enclosure

cc Sonny Oh, SEC